Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Trading account assets pledged that secured parties are permitted to sell or repledge	¥ 11,873,374	¥ 9,276,102
Trading account assets measured at fair value under fair value option	26,718,083	22,492,917
Available-for-sale debt securities pledged that secured parties are permitted to sell or repledge	3,217,463	5,907,604
Held-to-maturity debt securities pledged that secured parties are permitted to sell or repledge	8,018,105	8,065,154
Held-to-maturity debt securities, fair value	23,213,008	22,646,993
Equity securities pledged that secured parties are permitted to sell or repledge	1,681	970
Equity securities measured at fair value	4,605,478	4,029,561
Financing receivable, before allowance for credit loss	133,479,114	131,881,305
Allowance for credit losses	24,224	19,921
Due to trust account and other short-term borrowings measured at fair value under fair value option	12,729	170,389
Long-term debt measured at fair value under fair value option	¥ 112,134	¥ 153,742
Common stock, authorized (in shares)	33,000,000,000	33,000,000,000
Common stock, issued (in shares)	12,067,710,920	12,067,710,920
Treasury stock, shares (in shares)	685,760,829	561,241,249
Asset pledged with permission to sell or repledge
Financing receivable, before allowance for credit loss	¥ 80,729	¥ 84,440